Share-based Compensation Expense	12 Months Ended
Dec. 31, 2025
SHARE-BASED COMPENSATION EXPENSE [Abstract]
Share-based Compensation Expense
5.	SHARE-BASED COMPENSATION EXPENSE
Sohu and Changyou have incentive plans for the granting of share-based awards, including share options and restricted share units, to members of the boards of directors, management and other key employees.
Share-based compensation expense was recognized in costs and expenses for the years ended December 31, 2023, 2024 and 2025 as follows (in thousands):

	Year Ended December 31,
Share-based compensation expense	2023	2024	2025
Cost of revenues	$17	$1	$0
Product development expenses	156	19	0
Sales and marketing expenses	26	22	6
General and administrative expenses	509	(72)	1,493

	$708	$(30)	$1,499

Share-based compensation expense was recognized for share awards of Sohu and Changyou for the years ended December 31, 2023, 2024 and 2025 as follows (in thousands):

	Year Ended December 31,
Share-based compensation expense	2023	2024	2025
For Sohu share-based awards	$96	$73	$6
For Changyou share-based awards	612	(103)	1,493

	$708	$(30)	$1,499

There was no capitalized share-based compensation expense for the years ended December 31, 2025, 2024 and 2023.